Related party transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	22. Related party transactions Nomura makes loans to certain of its directors and other related parties. Outstanding loans to its directors and other related parties were not considered significant.